Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 56,659	¥ 52,325
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	58,073	53,465
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (1,414)	¥ (1,140)